SCHEDULE OF LOSS ON DISPOSAL OF A SUBSIDIARY (Details) - USD ($)		1 Months Ended	6 Months Ended
	Jun. 28, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Loss on disposal				$ (42,346)
Zhengxinhui Education Technology Co., Ltd. [Member]
Current assets	$ 3
Non current assets	42,653
Net assets	42,656	$ 42,656		42,656
Cash consideration	310	310		$ 310
Loss on disposal	$ 42,346	$ 42,346